AMG Managers Special Equity Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2020
	Shares	Value
Common Stocks - 95.4%
Communication Services - 1.7%
Cardlytics, Inc.*	4,280	$149,629
Cogent Communications Holdings, Inc.	24,480	2,006,626
EverQuote, Inc., Class A*,1	2,941	77,201
IMAX Corp. (Canada)*	5,957	53,911
Meredith Corp.[1]	1,318	16,106
National CineMedia, Inc.[1]	36,139	117,813
The Meet Group, Inc.*,1	31,062	182,334

Total Communication Services		2,603,620
Consumer Discretionary - 10.0%
Aaron's, Inc.	17,150	390,677
Asbury Automotive Group, Inc.*	3,040	167,899
Bloomin' Brands, Inc.	2,835	20,242
Boot Barn Holdings, Inc.*,1	2,005	25,925
Bright Horizons Family Solutions, Inc.*	3,026	308,652
Brinker International, Inc.[1]	11,230	134,872
Carvana Co.*,1	2,551	140,535
Chegg, Inc.*	68,227	2,441,162
Crocs, Inc.*	5,165	87,753
Dave & Buster's Entertainment, Inc.[1]	1,499	19,607
Deckers Outdoor Corp.*	5,859	785,106
Denny's Corp.*	14,897	114,409
Etsy, Inc.*	5,336	205,116
Everi Holdings, Inc.*	56,690	187,077
Groupon, Inc.*	27,803	27,252
Helen of Troy, Ltd.*	3,456	497,768
Hibbett Sports, Inc.*	17,611	192,576
Installed Building Products, Inc.*	4,888	194,885
iRobot Corp.*,1	2,983	122,005
La-Z-Boy, Inc.	9,920	203,856
LGI Homes, Inc.*,1	8,857	399,894
Libbey, Inc.*	5,216	2,660
Lithia Motors, Inc., Class A1	1,831	149,757
Malibu Boats, Inc., Class A*	11,434	329,185
National Vision Holdings, Inc.*	12,044	233,894
Peloton Interactive, Inc., Class A*	7,382	195,992
Perdoceo Education Corp.*	4,588	49,505
PetMed Express, Inc.	18,924	544,633
Planet Fitness, Inc., Class A*,1	4,991	243,062
Rent-A-Center, Inc.	25,663	362,875
RH*,1	2,500	251,175
Scientific Games Corp.*	6,047	58,656
	Shares	Value

SeaWorld Entertainment, Inc.*	14,989	$165,179
Skyline Champion Corp.*	93,047	1,458,977
Sleep Number Corp.*,1	7,326	140,366
Steven Madden, Ltd.	37,958	881,764
Strategic Education, Inc.	3,790	529,690
Texas Roadhouse, Inc.	6,555	270,721
The Cheesecake Factory, Inc.	580	9,906
TopBuild Corp.*	12,236	876,587
Wingstop, Inc.	12,780	1,018,566
Wolverine World Wide, Inc.	3,919	59,569
YETI Holdings, Inc.*	31,743	619,623

Total Consumer Discretionary		15,119,610
Consumer Staples - 4.4%
The Boston Beer Co., Inc., Class A*	1,100	404,316
Calavo Growers, Inc.	1,000	57,690
elf Beauty, Inc.*	23,700	233,208
Freshpet, Inc.*	10,001	638,764
Grocery Outlet Holding Corp.*	55,814	1,916,653
Inter Parfums, Inc.	31,633	1,466,190
J&J Snack Foods Corp.[1]	11,700	1,415,700
John B Sanfilippo & Son, Inc.	426	38,084
Medifast, Inc.[1]	2,124	132,750
MGP Ingredients, Inc.	4,353	117,052
Vector Group, Ltd.	12,656	119,219
WD-40 Co.[1]	521	104,643

Total Consumer Staples		6,644,269
Energy - 0.6%
CONSOL Energy, Inc.*	6,022	22,221
CVR Energy, Inc.	25,976	429,384
Denbury Resources, Inc.*	115,689	21,356
Mammoth Energy Services, Inc.	16,373	12,260
Select Energy Services, Inc., Class A*	125,074	403,989

Total Energy		889,210
Financials - 5.4%
Artisan Partners Asset Management, Inc., Class A	7,699	165,452
Assetmark Financial Holdings, Inc.*	18,163	370,344
Banc of California, Inc.	88,525	708,200
The Bank of NT Butterfield & Son, Ltd. (Bermuda)	2,481	42,251
Blucora, Inc.*	16,809	202,548
CenterState Bank Corp.	58,637	1,010,316
eHealth, Inc.*	8,133	1,145,289
Enova International, Inc.*	8,481	122,890
Essent Group, Ltd.	8,700	229,158

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Financials - 5.4% (continued)
Federated Investors, Inc.	2,300	$43,815
Goosehead Insurance, Inc., Class A*,1	23,617	1,054,027
Green Dot Corp., Class A*	6,705	170,240
Heritage Insurance Holdings, Inc.	9,554	102,323
Kinsale Capital Group, Inc.	2,433	254,321
LendingTree, Inc.*	2,520	462,143
National General Holdings Corp.	35,995	595,717
NMI Holdings, Inc., Class A*	15,149	175,880
Palomar Holdings, Inc.*	1,483	86,251
Preferred Bank	3,400	114,988
Selective Insurance Group, Inc.	7,856	390,443
Stock Yards Bancorp, Inc.	8,878	256,841
Walker & Dunlop, Inc.	7,300	293,971
Western Alliance Bancorp.	6,476	198,230

Total Financials		8,195,638
Health Care - 31.2%
10X Genomics, Inc., Class A*,1	6,148	383,143
ACADIA Pharmaceuticals, Inc.*,1	3,600	152,100
Acceleron Pharma, Inc.*	7,880	708,176
Addus HomeCare Corp.*	2,600	175,760
Adeptus Health, Inc.[2,3]	24,574	0
Akcea Therapeutics, Inc.*	2,640	37,752
Alector, Inc.*,1	3,206	77,361
Allakos, Inc.*	630	28,029
Amedisys, Inc.*	6,103	1,120,145
Amicus Therapeutics, Inc.*	7,900	72,996
AMN Healthcare Services, Inc.*	218	12,603
Amneal Pharmaceuticals, Inc.*,1	51,004	177,494
AnaptysBio, Inc.*,1	5,318	75,143
Arena Pharmaceuticals, Inc.*,1	11,919	500,598
Argenx SE, ADR (Netherlands)*	3,813	502,287
Arrowhead Pharmaceuticals, Inc.*,1	8,075	232,318
Arvinas, Inc.*	5,546	223,504
Assertio Therapeutics, Inc.*	37,530	24,395
Atara Biotherapeutics, Inc.*	2,786	23,709
Axonics Modulation Technologies, Inc.*,1	9,324	236,923
Axsome Therapeutics, Inc.*	1,445	85,009
BioDelivery Sciences International, Inc.*	61,113	231,618
Biohaven Pharmaceutical Holding Co., Ltd.*	1,100	37,433
BioTelemetry, Inc.*	33,731	1,298,981
Bioxcel Therapeutics, Inc.*	3,612	80,728
Blueprint Medicines Corp.*	7,282	425,851
	Shares	Value

Bridgebio Pharma, Inc.*	18,026	$522,754
CareDx, Inc.*,1	1,600	34,928
Chemed Corp.	1,065	461,358
ChemoCentryx, Inc.*	9,542	383,398
Coherus Biosciences, Inc.*	13,544	219,684
Collegium Pharmaceutical, Inc.*	19,509	318,582
CONMED Corp.	18,393	1,053,367
Corcept Therapeutics, Inc.*	35,200	418,528
CRISPR Therapeutics AG (Switzerland)*	5,517	233,976
Cross Country Healthcare, Inc.*	8,400	56,616
Cue Biopharma, Inc.*	3,743	53,113
Cutera, Inc.*	3,996	52,188
Cytokinetics Inc.*	1,719	20,267
Deciphera Pharmaceuticals, Inc.*	9,680	398,526
Dicerna Pharmaceuticals, Inc.*	5,637	103,552
Emergent BioSolutions, Inc.*	1,700	98,362
Enanta Pharmaceuticals, Inc.*	700	36,001
Encompass Health Corp.	6,300	403,389
Epizyme, Inc.*	7,788	120,792
Esperion Therapeutics, Inc.*	1,282	40,421
Fate Therapeutics, Inc.*,1	12,728	282,689
FibroGen, Inc.*	2,300	79,925
Forty Seven, Inc.*	6,003	572,806
Global Blood Therapeutics, Inc.*,1	7,527	384,554
Globus Medical, Inc., Class A*	5,224	222,177
Guardant Health, Inc.*	5,332	371,107
GW Pharmaceuticals PLC, ADR (United Kingdom)*,1	2,279	199,572
Halozyme Therapeutics, Inc.*	10,057	180,925
HealthStream, Inc.*	7,700	184,415
Heron Therapeutics, Inc.*,1	5,130	60,226
Heska Corp.*,1	9,728	537,958
HMS Holdings Corp.*	13,300	336,091
Horizon Therapeutics PLC*	4,000	118,480
ImmunoGen, Inc.*	9,350	31,884
Immunomedics, Inc.*,1	14,269	192,346
Innoviva, Inc.*	5,398	63,480
Inogen, Inc.*	532	27,483
Inovalon Holdings, Inc., Class A*,1	12,247	204,035
Insmed, Inc.*,1	3,000	48,090
Inspire Medical Systems, Inc.*	9,233	556,565
Insulet Corp.*	3,170	525,206
Integer Holdings Corp.*	21,513	1,352,307

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Health Care - 31.2% (continued)
Intercept Pharmaceuticals, Inc.*	1,000	$62,960
Intra-Cellular Therapies, Inc.*	2,246	34,521
Invitae Corp.*	3,300	45,111
Iovance Biotherapeutics, Inc.*	15,236	456,090
iRhythm Technologies, Inc.*,1	4,474	363,960
Ironwood Pharmaceuticals, Inc.*	23,258	234,673
Kadmon Holdings, Inc.*	15,607	65,393
Karuna Therapeutics, Inc.*	3,650	262,800
Kiniksa Pharmaceuticals, Ltd., Class A*	8,082	125,109
LeMaitre Vascular, Inc.[1]	41,675	1,038,541
Magellan Health, Inc.*	6,000	288,660
Masimo Corp.*	3,244	574,577
Medpace Holdings, Inc.*	37,353	2,740,963
Mesa Laboratories, Inc. [1]	8,139	1,840,147
Mirati Therapeutics, Inc.*,1	7,415	569,991
Molecular Templates, Inc.*	3,953	52,535
Molina Healthcare, Inc.*	3,500	488,985
Momenta Pharmaceuticals Inc.*	10,406	283,043
MyoKardia, Inc.*,1	2,074	97,229
Myovant Sciences, Ltd. (United Kingdom)*	15,146	114,352
Myriad Genetics, Inc.*	16,608	237,661
Natera, Inc.*	8,862	264,619
Neogen Corp.*	22,293	1,493,408
NeoGenomics, Inc.*	57,374	1,584,096
Nevro Corp.*	6,289	628,774
NextCure, Inc.*	5,026	186,314
NuVasive, Inc.*	8,576	434,460
Paratek Pharmaceuticals, Inc.*	69,990	220,469
PDL BioPharma, Inc.*	48,473	136,694
Penumbra, Inc.*	3,071	495,444
Personalis, Inc.*,1	15,300	123,471
Portola Pharmaceuticals, Inc.*	1,900	13,547
PRA Health Sciences, Inc.*	22,773	1,891,070
Principia Biopharma, Inc.*	630	37,409
PTC Therapeutics, Inc.*	6,752	301,207
Puma Biotechnology, Inc.*	22,530	190,153
Quidel Corp.*	1,595	156,007
R1 RCM, Inc.*	14,109	128,251
Recro Pharma, Inc.*	9,497	77,591
REGENXBIO, Inc.*	1,100	35,618
Repligen Corp.*	36,059	3,481,136
Rocket Pharmaceuticals, Inc.*,1	23,483	327,588
	Shares	Value

Sarepta Therapeutics, Inc.*	3,740	$365,847
Select Medical Holdings Corp.*	25,750	386,250
Syneos Health, Inc.*	8,451	333,138
Tabula Rasa HealthCare, Inc.*,1	32,971	1,724,054
Tandem Diabetes Care, Inc.*	1,929	124,131
Teladoc Health, Inc.*	11,229	1,740,607
Tenet Healthcare Corp.*	7,891	113,630
Theravance Biopharma, Inc. (Cayman Islands)*	12,502	288,921
Turning Point Therapeutics, Inc.*,1	6,571	293,461
Ultragenyx Pharmaceutical, Inc.*,1	1,900	84,417
uniQure, N.V. (Netherlands)*	3,766	178,697
US Physical Therapy, Inc.	209	14,421
Vanda Pharmaceuticals, Inc.*	11,133	115,338
Voyager Therapeutics, Inc.*	13,749	125,803
Xencor, Inc.*,1	12,237	365,642
Zymeworks, Inc. (Canada)*	5,928	210,266

Total Health Care		47,135,429
Industrials - 13.7%
Spirit Airlines Inc. *,1	5,882	75,819
AeroVironment, Inc.*,1	8,460	515,722
Albany International Corp., Class A	1,705	80,698
Allegiant Travel Co.	1,892	154,766
American Woodmark Corp.*	3,900	177,723
Armstrong World Industries, Inc.	11,571	918,969
ASGN, Inc.*	4,625	163,355
Atkore International Group, Inc.*	23,659	498,495
Axon Enterprise, Inc.*	21,325	1,509,170
AZZ, Inc.	813	22,862
Barrett Business Services, Inc.	5,500	218,020
Beacon Roofing Supply, Inc.*	3,900	64,506
BMC Stock Holdings, Inc.*	17,300	306,729
Builders FirstSource, Inc.*	32,353	395,677
Chart Industries, Inc.*	1,310	37,964
Cimpress PLC (Ireland)*,1	2,259	120,179
Columbus McKinnon Corp.	2,195	54,875
CSW Industrials, Inc.	1,611	104,473
Curtiss-Wright Corp.	1,900	175,579
Deluxe Corp.	11,840	307,011
EMCOR Group, Inc.	5,800	355,656
Enerpac Tool Group Corp.	1,746	28,896
Evoqua Water Technologies Corp.*	29,687	332,791
Exponent, Inc.	11,033	793,383
Federal Signal Corp.	24,297	662,822

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Industrials - 13.7% (continued)
Foundation Building Materials, Inc.*	9,000	$92,610
FTI Consulting, Inc.*	3,807	455,964
Generac Holdings, Inc.*,1	11,072	1,031,578
GMS, Inc.*	25,716	404,513
Granite Construction, Inc.[1]	11,941	181,264
Great Lakes Dredge & Dock Corp.*	12,169	101,003
Herman Miller, Inc.	7,310	162,282
Insperity, Inc.	7,081	264,121
JELD-WEN Holding, Inc.*	8,850	86,110
Kforce, Inc.	7,800	199,446
Knoll, Inc.	22,047	227,525
Kratos Defense & Security Solutions, Inc.*	103,433	1,431,513
Lyft, Inc., Class A*,1	6,563	176,217
Marten Transport, Ltd.	41,818	858,105
MasTec, Inc.*,1	18,783	614,768
Mercury Systems, Inc.*	20,141	1,436,859
Quanta Services, Inc.	9,244	293,312
Saia, Inc.*	11,770	865,566
SiteOne Landscape Supply, Inc.*,1	18,608	1,369,921
Spartan Motors, Inc.	6,499	83,902
SPX Corp.*	7,196	234,877
Terex Corp.	10,397	149,301
Tetra Tech, Inc.	11,640	822,017
Trex Co., Inc.*,1	5,498	440,610
Triumph Group, Inc.	2,542	17,184
Universal Forest Products, Inc.	9,800	364,462
Welbilt, Inc.*	10,970	56,276
XPO Logistics, Inc.*	3,627	176,816

Total Industrials		20,674,262
Information Technology - 25.2%
ACI Worldwide, Inc.*	1,381	33,351
Alteryx, Inc., Class A*	4,523	430,454
Appfolio, Inc., Class A*	6,447	715,295
Appian Corp.*,1	6,899	277,547
Avalara, Inc.*	8,115	605,379
Blackline, Inc.*	6,050	318,291
Bottomline Technologies, Inc.*	834	30,566
Box, Inc., Class A*	58,083	815,485
Cabot Microelectronics Corp.	5,718	652,653
Cardtronics PLC, Class A (United Kingdom)*	22,149	463,357
Cirrus Logic, Inc.*	5,005	328,478
CommVault Systems, Inc.*,1	13,034	527,616
	Shares	Value

Comtech Telecommunications Corp.	1,421	$18,885
Cornerstone OnDemand, Inc.*	5,982	189,929
Coupa Software, Inc.*	3,207	448,114
Diodes, Inc.*	5,028	204,313
Endava PLC, ADR (United Kingdom)*	22,148	778,724
Everbridge, Inc.*,1	10,219	1,086,893
EVERTEC, Inc. (Puerto Rico)	25,814	586,752
EVO Payments, Inc., Class A*	113,859	1,742,043
ExlService Holdings, Inc.*	3,280	170,658
Five9, Inc.*	21,393	1,635,709
Globant SA (Argentina)*	5,284	464,358
GTT Communications, Inc.*	6,494	51,627
HubSpot, Inc.*	1,599	212,971
I3 Verticals, Inc., Class A*	30,406	580,451
Inphi Corp.*	17,856	1,413,660
Insight Enterprises, Inc.*	7,800	328,614
Intelligent Systems Corp.*	2,075	70,529
Itron, Inc.*	2,889	161,293
J2 Global, Inc.[1]	5,600	419,160
Limelight Networks, Inc.*	15,673	89,336
Lumentum Holdings, Inc.*	7,524	554,519
MAXIMUS, Inc.	26,752	1,556,966
MaxLinear, Inc.*	17,627	205,707
Medallia, Inc.*	8,818	176,713
Mimecast, Ltd.*	49,895	1,761,293
MKS Instruments, Inc.	6,101	496,926
Model N, Inc.*	16,911	375,593
Monolithic Power Systems, Inc.	5,029	842,156
nLight, Inc.*	46,491	487,691
Novanta, Inc.*	3,178	253,859
OSI Systems, Inc.*	5,898	406,490
Pagseguro Digital, Ltd., Class A (Brazil)*	10,601	204,917
Paylocity Holding Corp.*	5,489	484,788
Pegasystems, Inc.	35,921	2,558,653
Perficient, Inc.*	15,567	421,710
Perspecta, Inc.	2,172	39,617
Plantronics, Inc.[1]	15,652	157,459
Power Integrations, Inc.	2,349	207,487
Progress Software Corp.	9,500	304,000
Q2 Holdings, Inc.*,1	4,601	271,735
Qualys, Inc.*	31,887	2,773,850
Rogers Corp.*	435	41,073
Sanmina Corp.*	4,200	114,576

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 25.2% (continued)
Semtech Corp.*	11,290	$423,375
Silicon Laboratories, Inc.*	13,893	1,186,601
SolarEdge Technologies, Inc. (Israel)*,1	6,452	528,290
SPS Commerce, Inc.*	16,734	778,298
SVMK, Inc.*	48,516	655,451
Universal Display Corp.	2,150	283,327
WNS Holdings, Ltd., ADR (India)*	50,320	2,162,754
Workiva, Inc.*	44,198	1,428,921

Total Information Technology		37,997,286
Materials - 1.5%
Balchem Corp.	656	64,760
Boise Cascade Co.	13,215	314,253
Compass Minerals International, Inc.[1]	2,183	83,980
Forterra, Inc.*	8,676	51,882
HB Fuller Co.	3,904	109,039
Innospec, Inc.	3,900	271,011
Kaiser Aluminum Corp.	1,578	109,324
Koppers Holdings, Inc.*	7,222	89,336
Materion Corp.	1,209	42,327
Quaker Chemical Corp.[1]	4,001	505,246
Ryerson Holding Corp.*	3,587	19,083
Summit Materials, Inc., Class A*,1	3,618	54,270
Trinseo, S.A.	11,519	208,609
Tronox Holdings PLC, Class A (United Kingdom)	4,020	20,020
Worthington Industries, Inc.	12,508	328,335

Total Materials		2,271,475
Real Estate - 1.5%
Easterly Government Properties, Inc., REIT	2,415	59,506
EastGroup Properties, Inc., REIT	4,441	463,996
LTC Properties, Inc., REIT	778	24,040
Newmark Group, Inc., Class A	58,085	246,861
QTS Realty Trust, Inc., Class A, REIT [1]	9,620	558,056
Redfin Corp.*	35,216	543,031
The RMR Group, Inc., Class A	14,198	382,920

Total Real Estate		2,278,410
Utilities - 0.2%
California Water Service Group	1,365	68,687
Chesapeake Utilities Corp.	1,467	125,736
MGE Energy, Inc.	839	54,929
	Shares	Value

Northwest Natural Holding Co.	1,013	$62,553

Total Utilities		311,905

Total Common Stocks (Cost $157,468,018)		144,121,114

	Principal Amount
Short-Term Investments - 8.5%
Joint Repurchase Agreements - 3.7%[4]
Bank of America Securities, Inc., dated 03/31/20, due 04/01/20, 0.010% total to be received $280,672 (collateralized by various U.S. Treasuries, 0.000% - 2.000%, 05/31/24 - 09/09/49, totaling $286,285)	$280,672	280,672
Cantor Fitzgerald Securities, Inc., dated 03/31/20, due 04/01/20, 0.020% total to be received $1,333,275 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 05/01/20 - 02/20/70, totaling $1,359,939)	1,333,274	1,333,274
Citigroup Global Markets, Inc., dated 03/31/20, due 04/01/20, 0.020% total to be received $1,333,275 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.000% - 11.000%, 04/15/20 - 01/01/59, totaling $1,359,939)	1,333,274	1,333,274
MUFG Securities America Inc., dated 03/31/20, due 04/01/20, 0.010% total to be received $1,333,274 (collateralized by various U.S. Government Agency Obligations, 2.269% - 6.000%, 03/01/27 - 03/01/50, totaling $1,359,939)	1,333,274	1,333,274
RBC Dominion Securities, Inc., dated 03/31/20, due 04/01/20, 0.010% total to be received $1,333,274 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.125%, 07/15/20 - 02/20/50, totaling $1,359,939)	1,333,274	1,333,274

Total Joint Repurchase Agreements		5,613,768

	Shares
Other Investment Companies - 4.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.29%[5]	5,863,697	5,863,697
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.39%[5]	667,581	667,581
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.35%[5]	687,811	687,811

Total Other Investment Companies		7,219,089

Total Short-Term Investments (Cost $12,832,857)		12,832,857

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)
Value

Total Investments - 103.9% (Cost $170,300,875)	$156,953,971
Other Assets, less Liabilities - (3.9)%	(5,819,132)
Net Assets - 100.0%	$151,134,839

*	Non-income producing security.
[1]	Some of these securities, amounting to $22,653,390 or 15.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Escrow shares
[3]	Security's value was determined by using significant unobservable inputs.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[5]	Yield shown represents the March 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Health Care	$47,135,429	—	$0	$47,135,429
Information Technology	37,997,286	—	—	37,997,286
Industrials	20,674,262	—	—	20,674,262
Consumer Discretionary	15,119,610	—	—	15,119,610
Financials	8,195,638	—	—	8,195,638
Consumer Staples	6,644,269	—	—	6,644,269
Communication Services	2,603,620	—	—	2,603,620
Real Estate	2,278,410	—	—	2,278,410
Materials	2,271,475	—	—	2,271,475
Energy	889,210	—	—	889,210
Utilities	311,905	—	—	311,905
Short-Term Investments
Joint Repurchase Agreements	—	$5,613,768	—	5,613,768
Other Investment Companies	7,219,089	—	—	7,219,089
Total Investments in Securities	$151,340,203	$5,613,768	$0	$156,953,971

At March 31, 2020, the Level 3 common stock was received as a result of a corporate action. The security's value was determined by using significant unobservable inputs.
For the period ended March 31, 2020, there were no transfers in or out of Level 3.

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$22,653,390	$5,613,768	$18,294,723	$23,908,491
The following table summarizes the securities received as collateral for securities lending at March 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	04/07/20-11/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.